SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Short-term employee benefits	$ 1,500	$ 1,026	$ 1,455
Share based payments	1,273	1,815	515
Total	$ 2,773	$ 2,841	$ 1,970